Portfolio of investments—November 30, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 1.15%
FHLMC	4.50%	9-1-2026	$16,404	$16,402
FHLMC	7.00	6-1-2031	110,585	114,606
FHLMC Multifamily Structured Pass-Through Certificates Series Q004 Class AFL (12 Month Treasury Average+0.74%)±	5.57	5-25-2044	710,773	710,880
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	336,206	381,043
FHLMC (1 Year Treasury Constant Maturity+2.21%)±	6.62	5-1-2035	56,914	58,460
FHLMC (1 Year Treasury Constant Maturity+2.22%)±	7.08	3-1-2035	206,355	214,019
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.52	4-1-2038	172,668	178,235
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.71	9-1-2038	377,472	389,363
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	7.00	10-1-2038	160,846	164,737
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	7.13	4-1-2032	22,373	22,836
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	7.25	6-1-2032	172	175
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	7.29	11-1-2035	379,563	390,021
FHLMC Series 3924 Class MF (30 Day Average U.S. SOFR+0.61%)±	5.42	9-15-2041	455,482	449,444
FHLMC Series 4889 Class CD	3.00	4-15-2049	534,145	473,568
FHLMC Series 4938 Class BF (30 Day Average U.S. SOFR+0.61%)±	5.35	12-25-2049	2,579,086	2,529,412
FNMA	4.50	1-1-2027	49,449	49,316
FNMA	6.50	8-1-2031	128,588	131,530
FNMA (1 Year Treasury Constant Maturity+2.02%)±	6.68	12-1-2034	72,505	74,666
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.88	12-1-2040	832,748	863,034
FNMA (1 Year Treasury Constant Maturity+2.21%)±	7.05	10-1-2034	2,333	2,404
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.72	11-1-2031	17,121	17,398
FNMA (1 Year Treasury Constant Maturity+2.22%)±	7.01	9-1-2035	82,133	84,692
FNMA (1 Year Treasury Constant Maturity+2.22%)±	7.22	6-1-2032	44,892	45,954
FNMA (1 Year Treasury Constant Maturity+2.22%)±	7.22	6-1-2034	296,022	305,300
FNMA (1 Year Treasury Constant Maturity+2.23%)±	7.03	7-1-2038	700,483	726,379
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.77	11-1-2038	206,986	214,546
FNMA (1 Year Treasury Constant Maturity+2.25%)±	7.10	12-1-2040	62,578	63,798
FNMA (1 Year Treasury Constant Maturity+2.26%)±	6.76	11-1-2035	33,679	34,769
FNMA (1 Year Treasury Constant Maturity+2.29%)±	7.00	8-1-2036	431,307	447,269
FNMA (1 Year Treasury Constant Maturity+2.31%)±	7.13	5-1-2036	143,681	149,062
FNMA (1 Year Treasury Constant Maturity+2.36%)±	7.02	11-1-2034	212,171	220,025
FNMA (12 Month Treasury Average+2.05%)±	7.05	8-1-2045	123,419	128,094
FNMA (RFUCCT1Y+1.77%)±	7.02	7-1-2044	531,035	546,385
FNMA (RFUCCT6M+1.38%)±	7.13	10-1-2031	29,401	29,528
FNMA (RFUCCT6M+1.50%)±	6.73	9-1-2037	143,993	146,523
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	142,165	142,227
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	191,979	199,252
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	173,775	181,415
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	178,545	194,056
FNMA Series 2002-W4 Class A6±±	4.80	5-25-2042	235,067	231,060
FNMA Series 2003-W11 Class A1±±	7.99	6-25-2033	8,459	8,558
FNMA Series 2003-W3 Class 1A4±±	4.82	8-25-2042	14,775	14,086
FNMA Series 2007-W2 Class 1A1 (30 Day Average U.S. SOFR+0.43%)±	5.17	3-25-2037	161,914	159,035
FNMA Series 2013-23 Class LF (30 Day Average U.S. SOFR+0.46%)±	5.68	3-25-2043	1,721,403	1,697,028
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 1

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2014-19 Class HA	2.00%	6-25-2040	$80,497	$77,486
GNMA	7.00	6-15-2033	164,491	172,089
Total agency securities (Cost $13,337,609)				13,450,165
Asset-backed securities: 23.45%
ACM Auto Trust Series 2024-1A Class A144A	7.71	1-21-2031	1,867,883	1,872,848
ACRES Commercial Realty Ltd. Series 2021-FL2 Class A (U.S. SOFR 1 Month+1.51%)144A±	6.12	1-15-2037	2,188,778	2,180,586
Affirm Asset Securitization Trust Series 2024-B Class A144A	4.62	9-15-2029	5,000,000	4,978,392
Ally Auto Receivables Trust Series 2024-2 Class A3	4.14	7-16-2029	4,000,000	3,974,696
American Credit Acceptance Receivables Trust Series 2024-4 Class B144A	4.80	11-13-2028	4,685,000	4,678,411
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	3,764,116	3,447,574
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	1,101,717	1,070,047
Blue Owl Asset Leasing Trust LLC Series 2024-1A Class A2144A	5.05	3-15-2029	6,590,000	6,594,408
BRAVO Residential Funding Trust Series 2021-HE2 Class A1 (30 Day Average U.S. SOFR+0.75%)144A±	5.48	11-25-2069	2,783,918	2,774,157
Brex Commercial Charge Card Master Trust Series 2024-1 Class A1144A	6.05	7-15-2027	2,715,000	2,742,736
Carlyle C17 CLO Ltd. Series C17A Class A1AR (U.S. SOFR 3 Month+1.29%)144A±	5.88	4-30-2031	1,458,328	1,459,745
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3 (U.S. SOFR 3 Month+1.24%)144A±	5.86	7-20-2031	6,282,512	6,293,449
Carvana Auto Receivables Trust Series 2024-P3 Class A2	4.61	11-10-2027	4,545,000	4,539,554
CCG Receivables Trust Series 2022-1 Class A2144A	3.91	7-16-2029	1,194,290	1,189,682
CFMT LLC Series 2021-AL1 Class B144A	1.39	9-22-2031	1,823,693	1,786,349
CIFC Funding Ltd. Series 2018-1A Class A (U.S. SOFR 3 Month+1.26%)144A±	5.89	4-18-2031	1,099,150	1,101,130
ClickLease Equipment Receivables Trust Series 2024-1 Class A144A	6.86	2-15-2030	2,705,743	2,717,320
Commonbond Student Loan Trust Series 2018-BGS Class A1144A	3.56	9-25-2045	1,691,980	1,594,635
Domino’s Pizza Master Issuer LLC Series 2015-1A Class A2II144A	4.47	10-25-2045	15,767,500	15,698,326
Dryden 30 Senior Loan Fund Series 2013-30A Class AR (U.S. SOFR 3 Month+1.08%)144A±	5.61	11-15-2028	1,185,226	1,186,559
Dryden 80 CLO Ltd. Series 2019-80A Class AR (U.S. SOFR 3 Month+1.25%)144A±	5.90	1-17-2033	11,000,000	11,017,341
ECMC Group Student Loan Trust Series 2020-2A Class A (30 Day Average U.S. SOFR+1.26%)144A±	6.00	11-25-2069	3,566,247	3,584,248
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (U.S. SOFR 1 Month+1.24%)±	5.85	9-25-2033	91,423	90,171
Exeter Automobile Receivables Trust Series 2021-3A Class C	0.96	10-15-2026	212,362	211,974
Finance of America HECM Buyout Series 2024-HB1 Class A1A144A±±	4.00	10-1-2034	2,871,107	2,810,689
First Investors Auto Owner Trust Series 2023-1A Class A144A	6.44	10-16-2028	833,898	843,444
Flagship Credit Auto Trust Series 2020-3 Class E144A	4.98	12-15-2027	4,690,000	4,668,471
FREED ABS Trust Series 2022-3FP Class D144A	7.36	8-20-2029	2,922,204	2,944,347
Hertz Vehicle Financing LLC Series 2021-1A Class A144A	1.21	12-26-2025	1,887,500	1,882,514
See accompanying notes to portfolio of investments
2 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
HGI CRE CLO Ltd. Series 2021-FL2 Class A (U.S. SOFR 1 Month+1.11%)144A±	5.72%	9-17-2036	$3,294,165	$3,281,913
Lendbuzz Securitization Trust Series 2024-3A Class A2144A	4.97	10-15-2029	6,200,000	6,191,969
Lendmark Funding Trust Series 2024-2A Class A144A	4.47	2-21-2034	4,620,000	4,543,516
M&T Bank Auto Receivables Trust Series 2024-1A Class A3144A	5.22	2-17-2032	3,715,000	3,752,444
Mercury Financial Credit Card Master Trust Series 2023-1A Class A144A	8.04	9-20-2027	6,305,000	6,315,544
MF1 Ltd. Series 2021-FL7 Class A (U.S. SOFR 1 Month+1.19%)144A±	5.80	10-16-2036	12,603,188	12,544,211
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	5.96	2-19-2037	12,599,116	12,548,045
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL5 Class A (U.S. SOFR 1 Month+0.96%)144A±	5.57	7-15-2036	2,713,514	2,705,053
Mission Lane Credit Card Master Trust Series 2024-B Class A144A	5.88	1-15-2030	6,280,000	6,279,179
MNR ABS Issuer I LLC‡	8.12	12-15-2038	2,216,573	2,247,162
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	5,308,228	4,698,792
Navient Student Loan Trust Series 2017-3A Class A3 (30 Day Average U.S. SOFR+1.16%)144A±	5.90	7-26-2066	4,096,818	4,095,580
Octagon Investment Partners 30 Ltd. Series 2017-1A Class A1R (U.S. SOFR 3 Month+1.26%)144A±	5.88	3-17-2030	4,990,347	4,999,922
OneMain Direct Auto Receivables Trust Series 2021-1A Class A144A	0.87	7-14-2028	3,872,111	3,806,922
Pagaya AI Debt Trust Series 2023-5 Class B144A	7.63	4-15-2031	3,999,966	4,020,147
Pagaya AI Debt Trust Series 2023-8 Class A144A	7.30	6-16-2031	3,516,698	3,570,670
Pagaya AI Debt Trust Series 2024-4 Class A144A	6.49	8-15-2031	5,790,825	5,814,854
Palmer Square CLO Ltd. Series 2013-2A Class A1A3 (U.S. SOFR 3 Month+1.26%)144A±	5.91	10-17-2031	7,572,502	7,578,635
Prestige Auto Receivables Trust Series 2024-2A Class B144A	4.56	2-15-2029	3,255,000	3,235,176
RCKT Mortgage Trust Series 2023-CES3 Class A1B144A±±	7.46	11-25-2043	2,906,966	2,959,728
Research-Driven Pagaya Motor Asset Trust VII Series 2022-3A Class A144A	5.38	11-25-2030	4,730,770	4,730,178
RFS Asset Securitization II LLC Series 2024-1 Class A144A	6.55	7-15-2031	4,190,000	4,215,282
Santander Bank Auto Credit-Linked Notes Series 2023-A Class B144A	6.49	6-15-2033	754,089	758,899
Santander Drive Auto Receivables Trust Series 2020-4 Class D	1.48	1-15-2027	2,334,086	2,325,912
SLM Private Education Loan Trust Series 2010-C Class A5 (U.S. SOFR 1 Month+4.86%)144A±	9.47	10-15-2041	2,510,530	2,620,048
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	6.30	12-17-2068	10,550,735	10,501,018
SLM Student Loan Trust Series 2013-1 Class A3 (30 Day Average U.S. SOFR+0.66%)±	5.40	5-26-2055	2,450,123	2,414,482
Sotheby’s Artfi Master Trust Series 2024-1A Class A1144A	6.43	12-22-2031	5,800,000	5,860,609
Sotheby’s Artfi Master Trust Series 2024-1A Class B144A	6.58	12-22-2031	2,000,000	2,018,971
Sound Point CLO VIII-R Ltd. Series 2015-1RA Class AR (U.S. SOFR 3 Month+1.34%)144A±	6.00	4-15-2030	1,627,415	1,627,633
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97	9-25-2037	1,612,083	1,482,618
TCI-Symphony CLO Ltd. Series 2016-1A Class AR2 (U.S. SOFR 3 Month+1.28%)144A±	5.94	10-13-2032	5,423,622	5,433,405
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 3

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
THL Credit Wind River CLO Ltd. Series 2013-2A Class AR2 (U.S. SOFR 3 Month+1.26%)144A±	5.89%	10-18-2030	$3,423,501	$3,423,314
TRTX Issuer Ltd. Series 2022-FL5 Class A (U.S. SOFR 1 Month+1.65%)144A±	6.26	2-15-2039	14,558,247	14,476,909
U.S. Bank NA Series 2023-1 Class B144A	6.79	8-25-2032	1,460,497	1,480,608
Voya CLO Ltd. Series 2017-1A Class A1R (U.S. SOFR 3 Month+1.21%)144A±	5.86	4-17-2030	1,886,941	1,888,073
World Omni Select Auto Trust Series 2021-A Class B	0.85	8-16-2027	3,260,078	3,233,016
Total asset-backed securities (Cost $275,306,386)				273,614,240
Corporate bonds and notes: 27.34%
Basic materials: 1.34%
Chemicals: 0.73%
Celanese U.S. Holdings LLC	6.05	3-15-2025	1,515,000	1,517,165
International Flavors & Fragrances, Inc.144A	1.23	10-1-2025	7,238,000	7,018,349
				8,535,514
Mining: 0.61%
Newmont Corp./Newcrest Finance Pty. Ltd.	5.30	3-15-2026	7,000,000	7,045,569
Communications: 1.72%
Internet: 0.17%
MercadoLibre, Inc.	2.38	1-14-2026	2,000,000	1,940,489
Media: 0.70%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.15	11-10-2026	8,000,000	8,169,275
Telecommunications: 0.85%
Frontier California, Inc. Series F	6.75	5-15-2027	3,405,000	3,490,125
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	4.74	3-20-2025	834,625	833,572
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	5,621,000	5,654,986
				9,978,683
Consumer, cyclical: 5.92%
Airlines: 0.31%
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.50	10-20-2025	3,333,335	3,316,417
U.S. Airways Pass-Through Trust Series 2013-1 Class A	3.95	11-15-2025	277,603	274,959
				3,591,376
Auto manufacturers: 3.88%
American Honda Finance Corp.	4.90	7-9-2027	5,000,000	5,043,655
BMW U.S. Capital LLC144A	4.65	8-13-2026	6,505,000	6,510,434
Ford Motor Credit Co. LLC	2.30	2-10-2025	8,000,000	7,954,506
General Motors Financial Co., Inc.	5.35	7-15-2027	2,185,000	2,212,766
General Motors Financial Co., Inc.	5.40	4-6-2026	5,000,000	5,034,601
Hyundai Capital America144A	5.25	1-8-2027	7,000,000	7,068,285
See accompanying notes to portfolio of investments
4 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Auto manufacturers(continued)
Toyota Motor Credit Corp.	4.35%	10-8-2027	$5,000,000	$4,986,154
Volkswagen Group of America Finance LLC144A	4.90	8-14-2026	6,505,000	6,479,993
				45,290,394
Entertainment: 0.79%
Live Nation Entertainment, Inc.144A	6.50	5-15-2027	3,400,000	3,450,135
Warnermedia Holdings, Inc.	3.76	3-15-2027	6,000,000	5,811,053
				9,261,188
Lodging: 0.44%
Las Vegas Sands Corp.	5.90	6-1-2027	5,000,000	5,080,148
Toys/games/hobbies: 0.50%
Mattel, Inc.144A	3.38	4-1-2026	5,921,000	5,769,081
Consumer, non-cyclical: 2.31%
Agriculture: 0.60%
Philip Morris International, Inc.	4.75	2-12-2027	7,000,000	7,030,222
Commercial services: 0.93%
Ashtead Capital, Inc.144A	1.50	8-12-2026	1,628,000	1,536,861
Ashtead Capital, Inc.144A	4.38	8-15-2027	2,850,000	2,810,223
Quanta Services, Inc.	4.75	8-9-2027	6,505,000	6,507,617
				10,854,701
Food: 0.56%
Kroger Co.	4.70	8-15-2026	6,520,000	6,539,305
Pharmaceuticals: 0.22%
Bayer U.S. Finance LLC144A	6.13	11-21-2026	2,500,000	2,552,222
Energy: 1.87%
Oil & gas: 0.91%
CrownRock LP/CrownRock Finance, Inc.144A	5.00	5-1-2029	8,475,000	8,595,370
Ovintiv, Inc.	5.65	5-15-2025	2,000,000	2,006,093
				10,601,463
Pipelines: 0.96%
EnLink Midstream LLC144A	5.63	1-15-2028	5,305,000	5,396,457
South Bow USA Infrastructure Holdings LLC144A	4.91	9-1-2027	5,850,000	5,843,864
				11,240,321
Financial: 9.23%
Banks: 2.83%
Bank of America Corp. (U.S. SOFR+0.65%)±	1.53	12-6-2025	4,500,000	4,497,952
Citibank NA	4.93	8-6-2026	6,545,000	6,579,950
JPMorgan Chase & Co. (U.S. SOFR+0.86%)±	4.51	10-22-2028	2,000,000	1,988,385
JPMorgan Chase & Co. (U.S. SOFR+0.92%)±	5.52	2-24-2026	5,000,000	5,008,450
Morgan Stanley Bank NA (U.S. SOFR+0.87%)±	5.50	5-26-2028	3,600,000	3,662,361
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 5

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
National Securities Clearing Corp.144A	5.15%	5-30-2025	$4,000,000	$4,011,127
U.S. Bancorp (U.S. SOFR+1.88%)±	6.79	10-26-2027	7,000,000	7,252,093
				33,000,318
Insurance: 4.17%
Brighthouse Financial Global Funding144A	1.75	1-13-2025	11,340,000	11,294,667
CNO Global Funding144A	5.88	6-4-2027	3,500,000	3,577,902
Equitable Financial Life Global Funding144A	5.50	12-2-2025	10,615,000	10,696,376
Jackson National Life Global Funding144A	5.55	7-2-2027	5,000,000	5,080,775
Metropolitan Life Global Funding I144A	5.05	6-11-2027	5,000,000	5,069,682
Principal Life Global Funding II144A	1.38	1-10-2025	13,000,000	12,950,371
				48,669,773
Investment Companies: 0.43%
FS KKR Capital Corp.144A	4.25	2-14-2025	5,000,000	4,986,649
REITS: 1.80%
EPR Properties	4.75	12-15-2026	3,000,000	2,982,738
Omega Healthcare Investors, Inc.	4.50	1-15-2025	6,076,000	6,067,664
SBA Tower Trust144A	6.60	1-15-2028	5,099,000	5,253,860
Tanger Properties LP	3.13	9-1-2026	6,975,000	6,745,472
				21,049,734
Industrial: 1.32%
Hand/machine tools: 0.45%
Regal Rexnord Corp.	6.05	2-15-2026	5,255,000	5,306,686
Trucking & leasing: 0.87%
GATX Corp.	5.40	3-15-2027	5,000,000	5,067,285
Penske Truck Leasing Co. LP/PTL Finance Corp.144A	5.75	5-24-2026	5,000,000	5,058,175
				10,125,460
Technology: 1.63%
Computers: 0.92%
Hewlett Packard Enterprise Co.	4.45	9-25-2026	7,000,000	6,969,679
Kyndryl Holdings, Inc.	2.05	10-15-2026	4,004,000	3,802,265
				10,771,944
Semiconductors: 0.45%
Intel Corp.	3.75	8-5-2027	5,407,000	5,267,861
Software: 0.26%
Cadence Design Systems, Inc.	4.20	9-10-2027	3,000,000	2,981,409
Utilities: 2.00%
Electric: 2.00%
Alliant Energy Finance LLC144A	5.40	6-6-2027	5,610,000	5,672,360
Emera U.S. Finance LP	3.55	6-15-2026	4,695,000	4,600,321
NextEra Energy Operating Partners LP144A	3.88	10-15-2026	2,000,000	1,910,380
See accompanying notes to portfolio of investments
6 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric(continued)
Southern California Edison Co.	5.35%	3-1-2026	$5,000,000	$5,041,207
Vistra Operations Co. LLC144A	3.70	1-30-2027	6,195,000	6,044,239
				23,268,507
Total corporate bonds and notes (Cost $317,036,176)				318,908,292

	Shares
Investment companies: 1.17%
Exchange-traded funds: 1.17%
iShares 0-5 Year High Yield Corporate Bond ETF	314,900	13,635,170
Total investment companies (Cost $14,331,099)		13,635,170

			Principal
Municipal obligations: 0.10%
Indiana: 0.10%
Education revenue: 0.10%
Indiana Secondary Market for Education Loans, Inc. (U.S. SOFR 1 Month+0.80%)±	5.65	2-25-2044	$1,100,417	1,100,902
Total municipal obligations (Cost $1,091,169)				1,100,902
Non-agency mortgage-backed securities: 14.41%
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069	4,359,385	4,366,144
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	501,559	473,051
Angel Oak Mortgage Trust Series 2020-5 Class A2144A±±	1.58	5-25-2065	400,632	377,842
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	1,381,121	1,302,202
Angel Oak Mortgage Trust Series 2024-8 Class A1144A±±	5.34	5-27-2069	863,537	861,555
BRAVO Residential Funding Trust Series 2020-RPL1 Class A1144A±±	2.50	5-26-2059	522,348	506,336
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1144A±±	2.88	7-25-2049	718,953	694,913
BXP Trust Series 2017-CQHP Class A (U.S. SOFR 1 Month+0.90%)144A±	5.51	11-15-2034	3,500,000	3,356,953
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1±±	6.27	6-19-2031	39,837	39,214
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1±±	6.75	6-19-2031	63,947	63,346
CHNGE Mortgage Trust Series 2022-2 Class A1144A±±	3.76	3-25-2067	10,730,126	10,242,717
COLT Mortgage Loan Trust Series 2021-HX1 Class A1144A±±	1.11	10-25-2066	9,506,897	7,940,158
COLT Pass-Through Certificates Series 2021-1R Class A1144A±±	0.86	5-25-2065	2,090,217	1,796,127
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A2	4.14	8-15-2051	552,418	547,915
CSMC Trust Series 2020-AFC1 Class A3144A±±	3.51	2-25-2050	1,184,306	1,126,360
CSMC Trust Series 2021-NQM2 Class A1144A±±	1.18	2-25-2066	3,346,032	2,959,675
CSMC Trust Series 2022-NQM1 Class A1144A±±	2.27	11-25-2066	5,584,433	4,962,259
Ellington Financial Mortgage Trust Series 2020-1 Class A1144A±±	2.01	5-25-2065	118,185	116,318
Ellington Financial Mortgage Trust Series 2021-1 Class A1144A±±	0.80	2-25-2066	530,391	453,794
Finance of America Structured Securities Trust Series 2022-S6 Class A1144A	3.00	7-25-2061	3,961,135	3,849,802
GCAT Trust Series 2022-HX1 Class A1144A±±	2.89	12-27-2066	11,743,458	10,775,975
GS Mortgage Securities Corp. Trust Series 2018-LUAU Class A (U.S. SOFR 1 Month+1.30%)144A±	5.91	11-15-2032	4,675,000	4,660,391
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 7

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
GS Mortgage Securities Corp. Trust Series 2021-DM Class A (U.S. SOFR 1 Month+1.00%)144A±	5.61%	11-15-2036	$1,000,000	$990,335
GS Mortgage-Backed Securities Trust Series 2020-NQM1 Class A1144A±±	1.38	9-27-2060	799,664	748,864
GS Mortgage-Backed Securities Trust Series 2024-HE1 Class A1 (30 Day Average U.S. SOFR+1.60%)144A±	6.33	8-25-2054	6,091,811	6,107,095
GSMPS Mortgage Loan Trust Series 1998-1 Class A144A±±	8.00	9-19-2027	20,582	19,765
Imperial Fund Mortgage Trust Series 2020-NQM1 Class A1144A±±	1.38	10-25-2055	1,802,998	1,667,240
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07	6-25-2056	1,618,750	1,387,933
Imperial Fund Mortgage Trust Series 2021-NQM3 Class A1144A±±	1.60	11-25-2056	3,353,067	2,804,047
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A1144A±±	4.38	5-25-2067	11,111,263	10,923,941
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (U.S. SOFR 1 Month+1.26%)144A±	5.87	6-15-2035	3,571,081	3,098,156
Legacy Mortgage Asset Trust Series 2020-RPL1 Class A1144A±±	3.00	9-25-2059	5,903,649	5,611,245
MASTR Adjustable Rate Mortgages Trust Series 2002-3 Class 4A1±±	6.75	10-25-2032	1,273	1,241
MFA Trust Series 2020-NQM1 Class A1144A±±	2.48	3-25-2065	717,511	687,387
MFA Trust Series 2020-NQM3 Class A1144A±±	1.01	1-26-2065	740,810	690,865
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	2,520,190	2,343,953
Mill City Mortgage Loan Trust Series 2018-2 Class A1144A±±	3.50	5-25-2058	182,658	181,384
New Residential Mortgage Loan Trust Series 2021-INV1 Class A6144A±±	2.50	6-25-2051	4,774,900	4,231,292
OBX Trust Series 2020-EXP1 Class 1A8144A±±	3.50	2-25-2060	584,369	518,520
OBX Trust Series 2021-NQM3 Class A1144A±±	1.05	7-25-2061	3,557,269	2,905,649
OPG Trust Series 2021-PORT Class A (U.S. SOFR 1 Month+0.60%)144A±	5.21	10-15-2036	14,421,536	14,349,428
Residential Mortgage Loan Trust Series 2021-1R Class A1144A±±	0.86	1-25-2065	1,383,857	1,317,026
SPGN Mortgage Trust Series 2022-TFLM Class A (U.S. SOFR 1 Month+1.55%)144A±	6.16	2-15-2039	20,000,000	19,752,666
Starwood Mortgage Residential Trust Series 2020-1 Class A3144A±±	2.56	2-25-2050	2,443,046	2,324,260
Starwood Mortgage Residential Trust Series 2021-2 Class A1144A±±	0.94	5-25-2065	1,714,902	1,590,074
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75	6-25-2057	563,358	545,220
Towd Point Mortgage Trust Series 2017-6 Class A1144A±±	2.75	10-25-2057	546,483	532,132
Towd Point Mortgage Trust Series 2018-2 Class A1144A±±	3.25	3-25-2058	843,126	825,758
Towd Point Mortgage Trust Series 2018-3 Class A1144A±±	3.75	5-25-2058	2,346,872	2,284,117
TRK Trust Series 2021-INV2 Class A1144A±±	1.97	11-25-2056	10,043,915	8,708,177
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (U.S. SOFR 1 Month+0.90%)144A±	5.51	2-15-2032	3,033,685	3,032,755
Verus Securitization Trust Series 2019-INV3 Class A1144A±±	3.69	11-25-2059	611,659	602,612
Verus Securitization Trust Series 2021-1 Class A2144A±±	1.05	1-25-2066	2,463,219	2,188,533
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	1,397,605	1,246,844
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	2,470,758	2,285,295
Wilshire Funding Corp. Series 1996-3 Class M2±±	7.60	8-25-2032	78,194	78,593
See accompanying notes to portfolio of investments
8 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Wilshire Funding Corp. Series 1996-3 Class M3±±	7.60%	8-25-2032	$26,985	$26,604
Wilshire Funding Corp. Series 1998-WFC2 Class M1 (12 Month Treasury Average+2.00%)±	7.12	12-28-2037	47,882	47,364
Total non-agency mortgage-backed securities (Cost $179,107,008)				168,129,417
U.S. Treasury securities: 14.18%
U.S. Treasury Notes	3.75	8-31-2026	97,835,000	97,043,912
U.S. Treasury Notes	4.13	10-31-2026	25,000,000	24,964,844
U.S. Treasury Notes	4.25	1-31-2026	20,285,000	20,265,190
U.S. Treasury Notes	4.63	2-28-2025	4,800,000	4,800,844
U.S. Treasury Notes	5.00	9-30-2025	18,295,000	18,378,471
Total U.S. Treasury securities (Cost $166,284,507)				165,453,261
Yankee corporate bonds and notes: 9.42%
Basic materials: 0.15%
Chemicals: 0.15%
Braskem Netherlands Finance BV144A	4.50	1-10-2028	1,875,000	1,754,691
Communications: 0.43%
Telecommunications: 0.43%
NTT Finance Corp.144A	5.10	7-2-2027	5,000,000	5,057,038
Consumer, cyclical: 0.29%
Leisure time: 0.29%
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	3,400,000	3,394,882
Consumer, non-cyclical: 0.54%
Household products/wares: 0.54%
Reckitt Benckiser Treasury Services PLC144A	3.00	6-26-2027	6,570,000	6,307,609
Energy: 0.54%
Oil & gas: 0.54%
Woodside Finance Ltd.144A	3.65	3-5-2025	6,250,000	6,225,320
Financial: 6.74%
Banks: 5.81%
Australia & New Zealand Banking Group Ltd.	4.90	7-16-2027	5,000,000	5,061,512
Banque Federative du Credit Mutuel SA144A	4.94	1-26-2026	5,000,000	5,008,545
Federation des Caisses Desjardins du Quebec144A	4.40	8-23-2025	12,000,000	11,977,585
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity+0.85%)±	5.09	11-26-2028	6,280,000	6,310,147
Macquarie Bank Ltd.144A	5.27	7-2-2027	5,000,000	5,097,241
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+1.08%)±	5.72	2-20-2026	5,000,000	5,007,915
National Australia Bank Ltd.	4.50	10-26-2027	7,000,000	6,989,556
NatWest Markets PLC144A	5.42	5-17-2027	5,000,000	5,079,477
Sumitomo Mitsui Financial Group, Inc.	5.46	1-13-2026	10,000,000	10,076,134
UBS Group AG (1 Year Treasury Constant Maturity+1.60%)144A±	6.33	12-22-2027	7,000,000	7,191,832
				67,799,944
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 9

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services: 0.44%
Nomura Holdings, Inc.	5.59%	7-2-2027	$5,000,000	$5,086,540
Real estate: 0.49%
Ontario Teachers’ Cadillac Fairview Properties Trust144A	3.88	3-20-2027	5,875,000	5,749,372
Government securities: 0.25%
Multi-national: 0.25%
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	3,000,000	2,917,029
Technology: 0.35%
Semiconductors: 0.35%
SK Hynix, Inc.144A	5.50	1-16-2027	4,035,000	4,064,169
Utilities: 0.13%
Electric: 0.13%
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	1,500,000	1,515,281
Total yankee corporate bonds and notes (Cost $108,925,940)				109,871,875

	Yield	Shares
Short-term investments: 7.95%
Investment companies: 4.87%
Allspring Government Money Market Fund Select Class♠∞	4.58	56,841,227	56,841,227

				Principal
U.S. Treasury securities: 3.08%
U.S. Treasury Bills☼		3.96	12-17-2024	$18,000,000	17,965,943
U.S. Treasury Bills☼		4.23	12-31-2024	18,000,000	17,934,098
					35,900,041
Total short-term investments (Cost $92,742,193)					92,741,268
Total investments in securities (Cost $1,168,162,087)	99.17%				1,156,904,590
Other assets and liabilities, net	0.83				9,735,850
Total net assets	100.00%				$1,166,640,440

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

See accompanying notes to portfolio of investments
10 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—November 30, 2024 (unaudited)

Abbreviations:
CLO	Collateralized loan obligation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
RFUCCT6M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$49,165,220	$212,096,167	$(204,420,160)	$0	$0	$56,841,227	56,841,227	$675,217
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
5-Year U.S. Treasury Notes	35	3-31-2025	$3,735,764	$3,766,055	$30,291	$0
Short
10-Year U.S. Treasury Notes	(344)	3-20-2025	(38,036,419)	(38,248,500)	0	(212,081)
2-Year U.S. Treasury Notes	(1,380)	3-31-2025	(283,800,729)	(284,430,939)	0	(630,210)
					$30,291	$(842,291)
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 11

Notes to portfolio of investments—November 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
12 | Allspring Ultra Short-Term Income Fund

Notes to portfolio of investments—November 30, 2024 (unaudited)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$13,450,165	$0	$13,450,165
Asset-backed securities	0	271,367,078	2,247,162	273,614,240
Corporate bonds and notes	0	318,908,292	0	318,908,292
Investment companies	13,635,170	0	0	13,635,170
Municipal obligations	0	1,100,902	0	1,100,902
Non-agency mortgage-backed securities	0	168,129,417	0	168,129,417
U.S. Treasury securities	165,453,261	0	0	165,453,261
Yankee corporate bonds and notes	0	109,871,875	0	109,871,875
Short-term investments
Investment companies	56,841,227	0	0	56,841,227
U.S. Treasury securities	35,900,041	0	0	35,900,041
	271,829,699	882,827,729	2,247,162	1,156,904,590
Futures contracts	30,291	0	0	30,291
Total assets	$271,859,990	$882,827,729	$2,247,162	$1,156,934,881
Liabilities
Futures contracts	$842,291	$0	$0	$842,291
Total liabilities	$842,291	$0	$0	$842,291
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of November 30, 2024, $2,919,000 was segregated as cash collateral for these open futures contracts.
At November 30, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Ultra Short-Term Income Fund | 13